4. Hempcoins (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of hempcoins held			110,000,000
Hempcoins contributed	$ 100,000,000
Cost basis of Hempcoins contributed	4,731
Hempcoins earned	10,000,000
Cost basis of Hempcoins earned	207
Hempcoins
Investment Owned, Fair Value	$ 5,203	$ 14,365	$ 14,911